Other Receivables and Prepaid Expenses (Details) - Schedule of Other Receivables - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
Rent and other deposits		$ 9,135	$ 16,296
Advance to third parties	[1]		2,799,874
Employee advances and others		14,628	915,242
Prepaid VAT taxes		88,567	63,682
Prepaid consulting fee		21,375	646,852
Total other receivables and prepaid expenses		$ 133,705	$ 4,441,946

[1]	This advance was short term, non-interest bearing and due on demand. The Company collected full amount of advance by March 22, 2023.